Shareholder Fees {- Fidelity® Blue Chip Growth Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Blue Chip Growth Fund K PRO-09 | Fidelity® Blue Chip Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none